Acquisitions (Tables) - Summit Materials, LLC [Member]	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summary of Proforma Information

The following unaudited supplemental pro forma information presents the financial results as if the Davenport Assets had been acquired on the first day of the 2014 fiscal year. This information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma adjustments include a reduction of transaction costs of $6.6 million and additional depreciation, depletion, amortization and accretion of $5.9 million in the year ended January 2, 2016 and an increase of transaction costs of $6.6 million and additional depreciation, depletion, amortization and accretion of $11.8 million in the year ended December 27, 2014.

	Year ended
	January 2, 2016	December 27, 2014

Revenue	$1,482,635	$1,317,911
Net income (loss) attributable to member of Summit Materials, LLC	44,574	(33,373)

Summary of Assets Acquired and Liabilities Assumed

	Six months ended	Davenport	Year Ended
	July 2,	July 17,	January 2, 2016
	2016	2015	(excluding Davenport)

Financial assets	$12,058	$—	$12,555
Inventories	16,458	21,776	2,036
Property, plant and equipment	147,106	275,436	57,817
Intangible assets	11,746	—	—
Other assets	4,517	6,450	(745)
Financial liabilities	(8,985)	(2,190)	(13,733)
Other long-term liabilities	(24,955)	(4,086)	(11,289)
Net assets acquired	157,945	297,386	46,641
Goodwill	149,832	170,067	15,710
Purchase price	307,777	467,453	62,351
Acquisition related liabilities	(11,113)	—	(1,044)
Bettendorf assets	—	(18,743)	—
Net cash paid for acquisitions	$296,664	$448,710	$61,307

The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2015:

	Davenport	Year Ended
	July 17,	January 2, 2016
	2015	(excluding Davenport)
Financial assets	$—	$12,555
Inventories	21,776	2,036
Property, plant and equipment	275,436	57,817
Intangible assets	—	—
Other assets	6,450	(745)
Financial liabilities	(2,190)	(13,733)
Other long-term liabilities	(4,086)	(11,289)

Net assets acquired	297,386	46,641
Goodwill	170,067	15,710

Purchase price	467,453	62,351

Acquisition related liabilities	—	(1,044)
Bettendorf assets	(18,743)	—

Net cash paid for acquisitions	$448,710	$61,307